Notes Payable (Details) (USD $)	Jun. 30, 2012
Notes Payable as follows:
Secured Note, principal amount (agreement with Fairhills Capital offshore Ltd)	$ 50,000
Secured Note, interest rate	2.00%
Common stock shares used to secure Note	3,750,000
Company paid $25,000 to Fairhills to pay down the outstanding balance on its loan.	25,000
Remaining balance due onloan was repaid by a shareholder.	$ 25,000